Segment Information (Tables)	12 Months Ended
Nov. 30, 2019
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information, By Segment

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
		(In thousands)
Net revenues:
Reportable Segments:
Investment Banking and Capital Markets	$3,035,988	$3,184,426	$3,169,860
Asset Management	84,894	(14,280)	91,101
Merchant Banking	735,213	577,278	801,190
Corporate	32,833	22,300	6,306
Total net revenues related to reportable segments	3,888,928	3,769,724	4,068,457
Consolidation adjustments	4,048	(5,690)	8,988
Total consolidated net revenues	$3,892,976	$3,764,034	$4,077,445

Income (loss) from continuing operations before income taxes:
Reportable Segments:
Investment Banking and Capital Markets (1)	$347,050	$464,913	$535,801
Asset Management	(41,126)	(133,729)	121
Merchant Banking (1)	289,492	88,971	197,375
Corporate	(68,467)	(66,140)	(78,802)
Income from continuing operations before income taxes related to reportable segments	526,949	354,015	654,495
Parent Company interest	(53,048)	(54,090)	(58,943)
Consolidation adjustments	4,707	(3,825)	10,950
Total consolidated income from continuing operations before income taxes	$478,608	$296,100	$606,502

Depreciation and amortization expenses:
Reportable Segments:
Investment Banking and Capital Markets	$77,549	$67,467	$62,059
Asset Management	2,042	1,324	1,217
Merchant Banking	69,805	48,357	43,649
Corporate	3,475	3,169	3,470
Total consolidated depreciation and amortization expenses	$152,871	$120,317	$110,395

	November 30, 2019	November 30, 2018	December 31, 2017
Identifiable assets employed:
Reportable Segments:
Investment Banking and Capital Markets (1) (2)	$40,523,223	$38,617,201	$38,376,686
Asset Management	3,313,716	2,633,585	2,083,174
Merchant Banking (1)	3,285,671	4,164,605	4,019,402
National Beef	—	—	1,460,539
Corporate	2,432,119	1,838,037	1,299,628
Identifiable assets employed related to reportable segments	49,554,729	47,253,428	47,239,429
Consolidation adjustments	(94,495)	(122,333)	(70,321)
Total consolidated assets	$49,460,234	$47,131,095	$47,169,108

(1)
Amounts related to Berkadia are included in Merchant Banking prior to their transfer to the Investment Banking and Capital Markets segment in the fourth quarter of 2018. Income from continuing operations before income taxes related to the net assets transferred were $78.7 million and $91.5 million for the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, respectively. Identifiable assets employed related to the net assets transferred were $212.4 million at December 31, 2017.
(2)
Includes $197.7 million, $243.2 million and $213.0 million at November 30, 2019 and 2018, and December 31, 2017, respectively, of the deferred tax asset, net.

Schedule Of Net Revenues By Geographic Region	Net revenues by geographic region were as follows (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

Americas (1)	$3,188,353	$3,231,522	$3,482,094
Europe (2)	592,087	436,861	489,587
Asia	112,536	95,651	105,764
	$3,892,976	$3,764,034	$4,077,445

(1)	Substantially all relates to U.S. results.
(2)
Substantially all relates to U.K. results.